Discontinued Operations	6 Months Ended
Jun. 30, 2023
Discontinued operations [Abstract]
Discontinued operations

6. Discontinued operations and disposals

At December 31, 2022, the EU segment was classified as a discontinued operation following the decision to winddown our operations in mainland Europe. The German subscription business, Cluno GmbH, was previously classified as a disposal group held for sale. On May 15, 2023, the Group completed the sale of Cluno GmbH for £21.2 million, resulting in a loss on sale of £7.0 million due to movements between December 31, 2022 and completion.

Results of discontinued operations

	Six months ended June 30 2023 £’000	Six months ended June 30 2022 £’000

Revenue	8,925	44,648
Expenses	(771)	(86,532)
Profit/(Loss) from operations	8,154	(41,884)

Finance expense	(306)	(2,441)
Loss on sale of discontinued operations	(6,977)	—
Profit/(Loss) before tax from discontinued operations	871	(44,325)

Tax credit	-	3,546

Profit/(Loss) for the year from discontinued operations	871	(40,779)

Earnings per share:
Basic loss per ordinary share from discontinued operations	£0.02	£(1.07)
Diluted loss per ordinary share from discontinued operations	£0.02	£(1.07)

Net cash flows from/(used in) discontinued operations:
Operating	(4,038)	(60,524)
Investing	18,536	(63,919)
Financing	(7,780)	13,600

Net cash inflow/(outflow)	6,718	(110,843)

As Cluno GmbH was sold prior to June 30, 2023, the assets and liabilities previously classified as held for sale are no longer included in the statement of financial position.

Effect of disposal on the financial position of the Group of assets and liabilities held for sale

£’000

Assets held for sale	52,971
Liabilities associated with assets held for sale	(24,760)

Net assets and liabilities disposed of	28,211

Consideration received, satisfied in cash	21,234
Cash and cash equivalents disposed of	(2,680)
Net cash inflow	18,554

The table above shows the impact of the disposal of Cluno GmbH on the financial position of the Group.

On February 22, 2023, the Group also sold its third-party data platform, UK Vehicle Limited (“Cazana”), resulting in a gain on sale of £0.7 million.

The total net cash inflow arising from both the disposal of Cluno GmbH and Cazana was £19.2 million.